Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 25,474	$ 28,479
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	25,385	27,936
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 89	$ 543